TEXAS CAPITAL BANCSHARES, INC.
2100 McKinney Avenue, Suite 900
Dallas, Texas 75201
November 14, 2006
Via facsimile, Edgar and Federal Express
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Request for Acceleration Registration Statement on Form S-3 Commission File No. 333-138207 Filed October 25, 2006
Ladies and Gentlemen:
     Texas Capital Bancshares, Inc. (the “Registrant” or the “Company”) hereby requests that the Securities and Exchange Commission (the “Commission”) take appropriate action to make the above referenced Registration Statement (the “Registration Statement”) effective at 10:00 a.m., Washington time, on November 17, 2006, or as soon thereafter as practicable.
     We acknowledge that
•	should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and the Company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     We confirm that we are aware of our responsibilities under the Securities Act of 1933 and the Securities Exchange Act of 1934 as they relate to the proposed public offering of the securities specified in the Registration Statement.
     Please provide a copy of the Commission’s order declaring the Registration Statement effective to Norman R. Miller at Patton Boggs LLP, 2001 Ross Avenue, Suite 3000, Dallas, Texas 75201.

Sincerely,
/s/ Peter Bartholow
Peter Bartholow Chief Financial Officer